Nature of operations and going concern	12 Months Ended
Dec. 31, 2025
Nature of operations [Abstract]
Nature of operations and going concern [Text Block]

1  Nature of operations and going concern

Greenbriar Sustainable Living Inc. ("Greenbriar" or the "Company") is a developer of entry-level housing, renewable energy, green technology and sustainable investment projects. Greenbriar was incorporated under the British Columbia Business Corporations Act on April 2, 2009 and is a real estate issuer on the TSX Venture Exchange. The Company's registered records office is located at Suite 1500 - 1055 West Georgia Street, Vancouver, BC, V6E 4N7. The Company is listed as a Tier 2 real estate issuer. The Company's shares trade on the exchange under the symbol "GRB".

These consolidated financial statements have been prepared on the basis that the Company is a going concern, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. The nature of the Company's primary business is the acquisition, management, development, and possible sale of real estate and renewable energy projects. The Company had a loss of $1,525,965 for the year ended December 31, 2025. As at December 31, 2025, the Company had an accumulated deficit of $38,129,404 and a working capital deficiency of $12,755,032. To date, the Company has no history of earning revenues. If the Company is unable to raise any additional funds to undertake planned development, it could have a material adverse effect on its financial condition. These events and conditions indicate that a material uncertainty exists that raises substantial doubt on the Company's ability to continue as a going concern. If the going concern basis were not appropriate for these consolidated financial statements, then significant adjustments would be necessary in the carrying value of assets and liabilities, the reported expenses, and the classifications used in the statement of financial position. These adjustments may be material.

Recent global issues, including the ongoing political conflict in other regions have adversely affected workplaces, economies, supply chains, and financial markets globally. It is not possible for the Company to predict the duration or magnitude of the adverse results of these issues and their effects on the Company's business or results of operations this time.